Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	$ 6,464	$ 6,614	$ 4,592
Defined contribution plan	97	94	89
Other benefits	16	17	15
Share-based compensation expense	$ 14,957	$ 17,677	$ 13,347